UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Credit Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2023 to August 31, 2023

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
August 31, 2023
Voya Credit Income Fund
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual shareholder report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2023 (Unaudited)

ASSETS:
Investments in securities at value (Cost $146,211,447)	$141,996,296
Cash	616,655
Foreign currencies at value (Cost $8,711)	8,607
Receivables:
Investment securities sold	2,852,556
Fund shares sold	282,056
Interest	1,621,936
Unrealized appreciation on forward foreign currency contracts	665
Prepaid expenses	66,373
Other assets	21,707
Total assets	147,466,851
LIABILITIES:
Notes payable	19,900,000
Accrued interest payable	99,106
Payable for investment securities purchased	5,389,024
Payable for investment management fees	143,163
Payable for distribution and shareholder service fees	25,508
Income distribution payable	564,948
Unfunded loan commitments (Note 8)	25,204
Payable to trustees under the deferred compensation plan (Note 9)	21,707
Payable for trustee fees	5,479
Other accrued expenses and liabilities	190,677
Total liabilities	26,364,816
NET ASSETS	$121,102,035
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$242,082,536
Total distributable loss	(120,980,501)
NET ASSETS	$121,102,035
See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2023 (Unaudited) (continued)

Class A
Net assets	$104,949,880
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	10,829,452
Net asset value and redemption price per share(2)	$9.69
Maximum offering price per share (2.50%)(1)	$9.94
Class C
Net assets	$5,354,925
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	554,169
Net asset value and redemption price per share(2)	$9.66
Class I
Net assets	$7,640,826
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	792,130
Net asset value and redemption price per share	$9.65
Class W
Net assets	$3,156,404
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	325,434
Net asset value and redemption price per share	$9.70

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)
Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the period ended August 31, 2023 (Unaudited)

INVESTMENT INCOME:
Interest	$6,363,300
Dividends	360,043
Total investment income	6,723,343
EXPENSES:
Investment management fees	559,543
Distribution and service fees:
Class A	132,437
Class C	22,270
Transfer agent fees:
Class A	52,445
Class C	2,940
Class I	3,743
Class W	1,544
Interest expense	638,975
Custodian fees	97,322
Professional fees	45,115
Trustees fees	2,015
Registration fees	25,851
Shareholder reporting expense	40,088
Miscellaneous expense	11,872
Total expenses	1,636,160
Waived and reimbursed fees	(159,517)
Net expenses	1,476,643
Net investment income	5,246,700
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,744,100)
Forward foreign currency contracts	(401)
Foreign currency related transactions	183
Net realized loss	(4,744,318)
Net change in unrealized appreciation (depreciation) on:
Investments	6,044,677
Forward foreign currency contracts	(79)
Foreign currency related transactions	1
Net change in unrealized appreciation (depreciation)	6,044,599
Net realized and unrealized gain	1,300,281
Increase in net assets resulting from operations	$6,546,981
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
FROM OPERATIONS:
Net investment income	$5,246,700	$9,095,698
Net realized loss	(4,744,318)	(10,524,566)
Net change in unrealized appreciation (depreciation)	6,044,599	(6,564,241)
Increase (decrease) in net assets resulting from operations	6,546,981	(7,993,109)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(4,337,293)	(7,701,339)
Class C	(228,695)	(518,935)
Class I	(319,595)	(577,790)
Class W	(131,522)	(326,076)
Total distributions	(5,017,105)	(9,124,140)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,978,527	7,764,267
Reinvestment of distributions	1,527,584	1,788,454
	4,506,111	9,552,721
Cost of shares redeemed	(9,013,934)	(24,512,678)
Net decrease in net assets resulting from capital share transactions	(4,507,823)	(14,959,957)
Net decrease in net assets	(2,977,947)	(32,077,206)
NET ASSETS:
Beginning of year or period	124,079,982	156,157,188
End of year or period	$121,102,035	$124,079,982
See Accompanying Notes to Financial Statements

STATEMENT OF CASH FLOWS for the period ended August 31, 2023 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$5,776,908
Dividends received	360,043
Other assets paid	(1,142)
Interest paid	(551,759)
Other operating expenses paid	(876,913)
Purchases of securities	(44,483,478)
Proceeds on sale of securities	46,512,828
Net cash provided by operating activities	6,736,487
Cash Flows From Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(3,575,037)
Proceeds from shares sold	3,074,210
Payment on capital shares repurchased	(9,014,161)
Proceeds from notes payable	33,300,000
Repayment of notes payable	(30,200,000)
Payable to custodian due to overdraft	(303,849)
Due from broker	600,000
Net cash flows used in financing activities	(6,118,837)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	1
Cash
Net increase in cash	617,651
Cash and foreign currency at beginning of year or period	7,611
Cash and foreign currency at end of year or period	$625,262
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$6,546,981
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(6,044,677)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	79
Change in unrealized appreciation on other assets and liabilities	(1)
Net accretion of discounts on investments	(792,246)
Net amortization of premiums on investments	16,061
Net realized loss on sale of investments and foreign currency related transactions	4,744,318
Purchases of investments	(44,483,478)
Proceeds on sales of securities	46,512,828
Increase in other assets	(1,142)
Decrease in interest receivable	189,793
Decrease in reimbursement due from manager	126,807
Increase in prepaid expenses	(19,813)
Increase in accrued interest payable	87,216
Increase in payable for investment management fees	54,593
Decrease in unfunded loan commitments	(163,132)
Increase in payable for shareholder service and distribution fees	983
Increase in accrued trustee fees	2,172
Decrease in other accrued expenses	(40,855)
Total adjustments	189,506
Net cash provided by operating activities	$6,736,487
Supplemental Disclosure of Cash Flow Information:
Non Cash Financing Activities
Reinvestment of distributions	$1,527,584
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Per Share Operating Performance									Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment			Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)	Expenses (with interest and other fees related to revolving credit facility)(3)	Net investment income (loss)(3)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
08-31-23+	9.57	0.41*	0.10	0.51	(0.39)	—	—	(0.39)	9.69	5.48	1.36	2.41	8.57	1.62	2.67	8.31	104,950	30
02-28-23	10.79	0.67*	(1.22)	(0.55)	(0.67)	—	—	(0.67)	9.57	(5.01)	1.51	2.54	6.71	1.81	2.84	6.41	106,819	68
02-28-22	10.91	0.44*	(0.13)	0.31	(0.43)	—	—	(0.43)	10.79	2.92	1.55	2.01	4.02	1.70	2.16	3.87	127,411	76
02-28-21	11.51	0.40*	(0.60)	(0.20)	(0.40)	—	—	(0.40)	10.91	(1.39)	1.66	2.20	3.91	1.83	2.37	3.74	134,440	44
02-29-20	12.19	0.64*	(0.63)	0.01	(0.69)	—	—	(0.69)	11.51	0.06	1.69	2.88	5.36	1.83	3.02	5.22	173,654	45
02-28-19	12.61	0.64	(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80	3.11	5.14	122,868	60
02-28-18	12.85	0.57*	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73	2.59	4.46	164,285	88
02-29-17	11.85	0.67	1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68	2.17	5.28	207,989	69
02-28-16	13.15	0.70	(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)	1.65	2.07	5.48	1.75	2.17	5.38	196,812	44
02-28-15	13.50	0.65*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81	1.66	2.09	4.90	1.69	2.12	4.87	264,305	63
02-28-14	13.34	0.70*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44	1.61	1.98	5.23	1.59	1.95	5.25	403,027	76
Class C
08-31-23+	9.54	0.39*	0.10	0.49	(0.37)	—	—	(0.37)	9.66	5.23	1.86	2.91	8.05	2.12	3.17	7.78	5,355	30
02-28-23	10.77	0.60*	(1.21)	(0.61)	(0.62)	—	—	(0.62)	9.54	(5.56)	2.01	3.04	6.03	2.31	3.34	5.73	6,678	68
02-28-22	10.89	0.38*	(0.12)	0.26	(0.38)	—	—	(0.38)	10.77	2.41	2.05	2.51	3.49	2.20	2.66	3.34	11,854	76
02-28-21	11.48	0.35*	(0.59)	(0.24)	(0.35)	—	—	(0.35)	10.89	(1.80)	2.16	2.70	3.46	2.33	2.87	3.29	27,248	44
02-29-20	12.16	0.60*	(0.65)	(0.05)	(0.63)	—	—	(0.63)	11.48	(0.44)	2.19	3.38	5.02	2.33	3.52	4.88	40,876	45
02-28-19	12.59	0.58	(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30	3.61	4.64	145,198	60
02-28-18	12.82	0.50	(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23	3.09	3.96	175,929	88
02-29-17	11.83	0.61	1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18	2.67	4.79	214,361	69
02-28-16	13.13	0.63	(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)	2.15	2.57	4.98	2.25	2.67	4.88	220,899	44
02-28-15	13.47	0.59*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38	2.16	2.59	4.42	2.19	2.62	4.39	294,011	63
02-28-14	13.32	0.64*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85	2.10	2.47	4.78	2.08	2.44	4.81	345,801	76
Class I
08-31-23+	9.53	0.42*	0.11	0.53	(0.41)	—	—	(0.41)	9.65	5.64	1.11	2.16	8.82	1.37	2.42	8.56	7,641	30
02-28-23	10.75	0.68*	(1.21)	(0.53)	(0.69)	—	—	(0.69)	9.53	(4.82)	1.26	2.29	6.89	1.56	2.59	6.59	7,486	68
02-28-22	10.86	0.46*	(0.11)	0.35	(0.46)	—	—	(0.46)	10.75	3.28	1.30	1.76	4.26	1.45	1.91	4.11	9,671	76
02-28-21	11.46	0.43*	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.86	(1.14)	1.41	1.95	4.17	1.58	2.12	4.00	11,783	44
02-29-20	12.15	0.68*	(0.65)	0.03	(0.72)	—	—	(0.72)	11.46	0.22	1.44	2.63	5.73	1.57	2.76	5.60	13,974	45
02-28-19	12.57	0.68	(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53	2.84	5.42	29,733	60
02-28-18	12.81	0.60*	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45	2.31	4.73	34,324	88
02-29-17	11.82	0.69	1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41	1.90	5.55	46,319	69
02-28-16	13.12	0.72	(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)	1.40	1.82	5.71	1.48	1.90	5.63	33,210	44
02-28-15	13.47	0.68*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09	1.41	1.84	5.14	1.41	1.84	5.14	53,877	63
02-28-14	13.31	0.73*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76	1.33	1.70	5.43	1.30	1.67	5.46	109,180	76
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Per Share Operating Performance									Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment			Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)	Expenses (with interest and other fees related to revolving credit facility)(3)	Net investment income (loss)(3)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class W
08-31-23+	9.58	0.43*	0.10	0.53	(0.41)	—	—	(0.41)	9.70	5.61	1.11	2.16	8.82	1.37	2.42	8.57	3,156	30
02-28-23	10.80	0.66*	(1.18)	(0.52)	(0.70)	—	—	(0.70)	9.58	(4.76)	1.26	2.29	6.57	1.56	2.59	6.26	3,097	68
02-28-22	10.92	0.47*	(0.13)	0.34	(0.46)	—	—	(0.46)	10.80	3.17	1.30	1.76	4.26	1.45	1.91	4.11	7,220	76
02-28-21	11.52	0.43*	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.92	(1.13)	1.41	1.95	4.19	1.58	2.12	4.02	8,850	44
02-29-20	12.20	0.68	(0.64)	0.04	(0.72)	—	—	(0.72)	11.52	0.31	1.44	2.63	5.68	1.58	2.77	5.54	13,215	45
02-28-19	12.62	0.67	(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55	2.86	5.36	16,250	60
02-28-18	12.86	0.60	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48	2.34	4.72	27,431	88
02-29-17	11.86	0.70*	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43	1.92	5.54	27,161	69
02-28-16	13.16	0.73	(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)	1.40	1.82	5.73	1.50	1.92	5.63	26,306	44
02-28-15	13.51	0.69*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08	1.41	1.84	5.15	1.44	1.87	5.12	31,608	63
02-28-14	13.36	0.74*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65	1.36	1.73	5.51	1.34	1.70	5.54	48,587	76

(1)
Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)
The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years.

(3)
Annualized for periods less than one year.

*
Calculated using average amount of shares outstanding throughout the period.

+
Unaudited.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000’s)	($)	($000’s)	($000’s)
Class A
08-31-23+	19,900	7,090	17,245	10,829
02-28-23	16,800	8,390	43,588	11,163
02-28-22	56,200	3,780	63,085	11,805
02-28-21	72,900	3,500	69,828	12,327
02-29-20	101,800	3,370	106,324	15,092
02-28-19	118,500	3,650	149,594	10,082
02-28-18	169,300	3,370	173,235	13,026
02-29-17	154,800	4,200	149,897	16,188
02-28-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
Class C
08-31-23+	19,900	7,090	17,245	554
02-28-23	16,800	8,390	43,588	700
02-28-22	56,200	3,780	63,085	1,101
02-28-21	72,900	3,500	69,828	2,503
02-29-20	101,800	3,370	106,324	3,560
02-28-19	118,500	3,650	149,594	11,940
02-28-18	169,300	3,370	173,235	13,977
02-29-17	154,800	4,200	149,897	16,715
02-28-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,644
Class I
08-31-23+	19,900	7,090	17,245	792
02-28-23	16,800	8,390	43,588	786
02-28-22	56,200	3,780	63,085	900
02-28-21	72,900	3,500	69,828	1,085
02-29-20	101,800	3,370	106,324	1,219
02-28-19	118,500	3,650	149,594	2,448
02-28-18	169,300	3,370	173,235	2,730
02-29-17	154,800	4,200	149,897	3,615
02-28-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000’s)	($)	($000’s)	($000’s)
Class W
08-31-23+	19,900	7,090	17,245	325
02-28-23	16,800	8,390	43,588	323
02-28-22	56,200	3,780	63,085	669
02-28-21	72,900	3,500	69,828	811
02-29-20	101,800	3,370	106,324	1,148
02-28-19	118,500	3,650	149,594	1,332
02-28-18	169,300	3,370	173,235	2,173
02-29-17	154,800	4,200	149,897	2,113
02-28-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597

(1)
Based on the active days of borrowing.

+
Unaudited.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Credit Income Fund (the “Fund”), a Delaware statutory trust, is registered under the 1940 Act, as a continuously-offered, diversified, closed-end, management investment company. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.
The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Effective June 30, 2020, Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase. Prior to June 30, 2020, Class A shares purchased in excess of $500,000 were not subject to a sales charge but were subject to an EWC of 1.00% if repurchased by the Fund within six months of purchase. Class C shares are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase.
Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase.
To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund’s Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers,

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported as interest income on the Statement of Operations.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.
For the period ended August 31, 2023, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $36,020. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2023.
E. When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.
During the period ended August 31, 2023, the Fund’s Class A shares distributed total dividends of $0.39, which were all characterized as net investment income, resulting in an average annualized distribution rate of 8.28%. The Fund’s Class C shares distributed total dividends of $0.37, which were all characterized as net investment income, resulting in an average annualized distribution rate of 7.80%. The Fund’s Class I shares, distributed total dividends of $0.41, which was all characterized as net investment income, resulting in an average annualized distribution rate of 8.57%. The Fund’s Class W shares, distributed total dividends of $0.41, which was all characterized as net investment income, resulting in an average annualized distribution rate of 8.52%.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS
For the period ended August 31, 2023, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $43,948,888 and $41,747,139, respectively. At August 31, 2023, the Fund held senior loans valued at $75,431,528 representing 53.1% of its total investments. The fair value of these assets is established as set forth in Note 2.
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund’s Managed Assets. For purposes of the Management Agreement, managed assets (“Managed Assets”) are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby Voya Investments Distributor, LLC (the “Distributor”), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:
Class A	Class C
0.25%	0.75%
The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2023, the Distributor retained the following amounts:
	Class A	Class C
Initial Sales Charges:	$386	$—
EWC’s:	—	171
NOTE 6 — EXPENSE LIMITATIONS
The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:
Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets
Pursuant to a side letter agreement through July 1, 2024, the Investment Adviser has further lowered the expense limits to the following. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Class A — 0.80% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.80% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.80% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.80% of Managed Assets plus 0.20% of average daily net assets
Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of August 31, 2023, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:
August 31,
2024	2025	2026	Total
$102,514	$—	$—	$102,514

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2023, are as follows:
	August 31,
	2024	2025	2026	Total
Class A	$2,277	$—	$—	$2,277
Class C	509	—	—	509
Class W	162	—	—	162
The recoupable amounts listed above were waived or reimbursed prior to January 1, 2021, which was the effective date of the non-recoupable side letter agreement.
The expense limitation agreement is contractual through July 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 7 — COMMITMENTS
Effective July 3, 2023, the Fund has entered into a 196-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $60 million maturing June 28, 2024. Borrowing rates under this agreement are based on a fixed spread over SOFR, and a commitment fee is charged on the unused portion. Prior to July 3, 2023, the predecessor credit agreement was for $75 million maturing July 3, 2023. There was $19.9 million of borrowings outstanding at August 31, 2023. The weighted average interest rate on outstanding borrowings at August 31, 2023 was 6.46%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 13.49% of total assets at August 31, 2023. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2023 were $17,244,565 and the average annualized interest rate was 7.37%.
NOTE 8 — SENIOR LOAN COMMITMENTS
As of August 31, 2023, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:
ENC Holding Corporation Delayed Draw Term Loan	$18,253
IPS Corporation 2021 Delayed Draw Term Loan	6,951
$25,204
NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 10 — SUBORDINATED LOANS AND UNSECURED LOANS
The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2023, the Fund held no subordinated loans or unsecured loans.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
08-31-23	267,510	134,889	(735,629)	—	(333,230)	2,571,505	1,298,306	(7,066,245)	—	(3,196,434)
02-28-23	670,130	151,928	(1,464,392)	—	(642,334)	6,662,129	1,483,499	(14,513,858)	—	(6,368,230)
Class C
08-31-23	11,365	8,994	(165,949)	—	(145,590)	109,019	86,270	(1,588,574)	—	(1,393,285)
02-28-23	21,392	17,425	(440,193)	—	(401,376)	210,387	170,082	(4,427,567)	—	(4,047,098)
Class I
08-31-23	18,802	11,416	(23,827)	—	6,391	179,399	109,430	(227,354)	—	61,475
02-28-23	72,805	5,776	(192,867)	—	(114,286)	724,299	56,319	(1,909,712)	—	(1,129,094)
Class W
08-31-23	12,351	3,487	(13,725)	—	2,113	118,604	33,578	(131,761)	—	20,421
02-28-23	16,960	8,012	(370,227)	—	(345,255)	167,452	78,554	(3,661,541)	—	(3,415,535)
NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended February 28, 2023	Year Ended February 28, 2022
Ordinary Income	Ordinary Income
$9,124,140	$6,676,446
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2023 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards				Total Distributable Earnings/(Loss)
		Amount	Character	Expiration	Other
$1,835,566	$(10,542,811)	$ (11,852,402)	Short-term	None	$(650,464)	$(122,510,377)
		(101,300,266)	Long-term	None
$(113,152,668)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of August 31, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and in the future may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.
NOTE 16 — SUBSEQUENT EVENTS
Dividends Declared: Subsequent to August 31, 2023, the Fund declared the following dividends from net investment income:
Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.06575	Daily	Daily	October 2, 2023
C	$0.06179	Daily	Daily	October 2, 2023
I	$0.06774	Daily	Daily	October 2, 2023
W	$0.06774	Daily	Daily	October 2, 2023
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 62.3%
	Aerospace & Defense: 1.6%
458,419	Amentum Government Services Holdings LLC 2022 Term Loan, 9.314%, (TSFR1M + 4.000%), 02/15/29	$450,014	0.4
145,500	Amentum Government Services Holdings LLC Term Loan B, 9.446%, (US0001M + 3.500%), 01/29/27	144,773	0.1
150,000	Barnes Group Inc Term Loan B, 8.327%, (TSFR1M + 3.000%), 08/09/30	150,438	0.1
150,500	Dynasty Acquisition Co., Inc. 2023 Term Loan B1, 9.327%, (TSFR1M + 4.000%), 08/24/28	150,288	0.1
64,500	Dynasty Acquisition Co., Inc. 2023 Term Loan B2, 9.327%, (TSFR1M + 4.000%), 08/24/28	64,409	0.1
877,080	Peraton Corp. Term Loan B, 9.181%, (TSFR1M + 3.750%), 02/01/28	870,111	0.7
93,565	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 8.931%, (US0003M + 3.750%), 12/06/28	93,602	0.1
		1,923,635	1.6
	Air Transport: 0.9%
496,163	LaserShip, Inc. 2021 Term Loan, 10.131%, (US0003M + 4.500%), 05/07/28	431,661	0.4
211,306	Savage Enterprises LLC 2021 Term Loan B, 8.696%, (TSFR1M + 3.250%), 09/15/28	211,645	0.2
459,361	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 11.392%, (TSFR1M + 6.000%), 03/24/28	424,909	0.3
		1,068,215	0.9
	Auto Components: 1.4%
684,000	Clarios Global LP 2023 Incremental Term Loan, 9.081%, (TSFR1M + 3.750%), 05/06/30	684,106	0.6
PORTFOLIO CHARACTERISTICS as of August 31, 2023

Net Assets	$121,102,035
Total Assets	$147,466,851
Assets Invested in Senior Loans	$75,431,528
Senior Loans Represented	280
Average Amount Outstanding per Loan	$269,398
Industries Represented	53
Average Loan Amount per Industry	$1,423,236
Portfolio Turnover Rate (YTD)	30%
Weighted Average Days to Interest Rate Reset	51
Average Loan Final Maturity	54 months
Total Leverage as a Percentage of Total Assets	13.49%
Ratings Distribution as of August 31, 2023

BB or above	32.95%
B	56.57%
CCC or below	7.89%
Not rated*	2.59%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund’s loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Standard & Poor. Ratings distribution is based on Standard & Poor’s senior secured facility ratings. The Standard & Poor’s rating scale is as follows, from excellent (high grade) to poor (including default): AAA to D, with intermediate ratings offered at each level between AA and CCC. Anything lower than a BBB-rating is considered a non-investment grade or junk bond. Any security that is not rated by Standard & Poor’s is placed in the NR (Not Rated) category. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

* Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Auto Components (continued)
342,250	Holley Purchaser, Inc. 2021 Term Loan, 9.188%, (TSFR1M + 3.750%), 11/17/28	$325,223	0.3
229,713	RC Buyer, Inc. 2021 Term Loan, 9.004%, (US0003M + 3.500%), 07/28/28	222,630	0.2
329,358	Truck Hero, Inc. 2021 Term Loan B, 9.196%, (TSFR1M + 3.750%), 01/31/28	320,232	0.2
127,050	Wheel Pros, LLC 2021 Term Loan, 10.107%, (US0003M + 4.500%), 05/11/28	84,806	0.1
		1,636,997	1.4
	Automotive: 1.1%
183,851	Dealer Tire Financial, LLC Term Loan B2, 9.831%, (TSFR1M + 4.500%), 12/14/27	184,004	0.2
321,850	IXS Holdings, Inc. 2020 Term Loan B, 9.638%, (TSFR1M + 4.250%), 03/05/27	283,027	0.2
402,076	Les Schwab Tire Centers Term Loan B, 8.682%, (US0003M + 3.250%), 11/02/27	401,825	0.3
200,000	RC Buyer, Inc. 2021 2nd Lien Term Loan, 11.842%, (TSFR1M + 6.500%), 07/30/29	187,875	0.2
EUR 24,905	Thor Industries, Inc. 2021 EUR Term Loan, 6.688%, (EUR001M + 3.000%), 02/01/26	27,107	0.0
199,483	Wand NewCo 3, Inc. 2020 Term Loan, 8.181%, (US0001M + 3.000%), 02/05/26	199,495	0.2
		1,283,333	1.1
	Basic Materials: 0.8%
590,000	Ineos US Finance LLC 2023 USD Term Loan B, 8.820%, (TSFR1M + 3.500%), 02/18/30	587,271	0.5
397,000	Iris Holdings, Inc. 2022 Term Loan 1L, 10.219%, (TSFR1M + 4.750%), 06/28/28	357,300	0.3
		944,571	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Biotechnology: 0.2%
216,700	ANI Pharmaceuticals, Inc Term Loan B, 11.446%, (TSFR1M + 6.000%), 11/19/27	$216,632	0.2

	Brokers, Dealers & Investment Houses: 0.1%
124,585	Brookfield Property REIT Inc. 1st Lien Term Loan B, 7.858%, (US0001M + 2.500%), 08/27/25	124,176	0.1

	Building & Development: 1.6%
514,302	Applecaramel Buyer, LLC Term Loan B, 9.081%, (TSFR1M + 3.750%), 10/19/27	514,244	0.4
228,012	Cornerstone Building Brands, Inc. 2021 Term Loan B, 8.661%, (US0003M + 3.250%), 04/12/28	223,131	0.2
444,468	CP Atlas Buyer, Inc. 2021 Term Loan B, 9.181%, (US0001M + 3.750%), 11/23/27	428,232	0.4
149,618	Foundation Building Materials Holding Company LLC 2021 Term Loan, 8.880%, (US0003M + 3.250%), 01/31/28	148,590	0.1
130,994	LBM Acquisition LLC Term Loan B, 9.181%, (US0001M + 3.750%), 12/17/27	127,699	0.1
335,736	LHS Borrower, LLC 2022 Term Loan B, 10.181%, (SOFRRATE + 4.750%), 02/16/29	297,686	0.3
149,617	Wilsonart LLC 2021 Term Loan E, 8.710%, (US0003M + 3.500%), 12/31/26	148,802	0.1
		1,888,384	1.6
	Business Equipment & Services: 1.9%
215,000	AlixPartners, LLP 2021 USD Term Loan B, 8.196%, (US0001M + 2.750%), 02/04/28	215,030	0.2
280,725	Anticimex International AB 2021 USD Incremental Term Loan, 8.950%, (SOFRRATE + 3.900%), 11/16/28	280,374	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services (continued)
495,257	Endure Digital Inc. Term Loan, 8.792%, (US0001M + 3.500%), 02/10/28	$474,209	0.4
427,388	Ensono, LP 2021 Term Loan, 9.446%, (US0003M + 3.750%), 05/26/28	403,214	0.3
125,000	Intrado Corporation 2023 Term Loan B, 9.343%, (TSFR1M + 4.000%), 01/31/30	125,156	0.1
400,566	Pre-Paid Legal Services, Inc. 2021 Term Loan, 9.196%, (US0001M + 3.750%), 12/15/28	394,849	0.3
124,681	Service Logic Acquisition, Inc Term Loan, 9.630%, (US0003M + 4.000%), 10/29/27	124,292	0.1
75,000	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 9.538%, (US0003M + 4.250%), 07/30/25	75,062	0.1
280,765	Verifone Systems, Inc. 2018 1st Lien Term Loan, 9.653%, (US0003M + 4.000%), 08/20/25	260,380	0.2
		2,352,566	1.9
	Cable & Satellite Television: 0.4%
350,000	DirecTV Financing, LLC Term Loan, 10.446%, (US0001M + 5.000%), 08/02/27	346,704	0.3
149,620	Radiate Holdco, LLC 2021 Term Loan B, 8.696%, (US0001M + 3.250%), 09/25/26	123,541	0.1
		470,245	0.4
	Chemicals & Plastics: 1.0%
590,423	Charter NEX US, Inc. 2021 Term Loan, 9.196%, (TSFR1M + 3.750%), 12/01/27	587,532	0.5
6,951 (1)	IPS Corporation 2021 Delayed Draw Term Loan, 8.896%, (US0003M + 3.750%), 10/02/28	6,803	0.0
40,146	IPS Corporation 2021 Term Loan, 9.181%, (US0001M + 3.750%), 10/02/28	39,293	0.0
99,745	PQ Corporation 2021 Term Loan B, 7.969%, (US0003M + 2.500%), 06/09/28	99,522	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics (continued)
465,000	Starfruit Finco B.V 2023 Term Loan, 9.347%, (TSFR1M + 4.000%), 04/03/28	$464,710	0.4
		1,197,860	1.0
	Clothing/Textiles: 0.3%
149,625	Birkenstock GmbH & Co. KG USD Term Loan B, 8.877%, (US0006M + 3.250%), 04/28/28	149,344	0.1
260,000	Samsonite International S.A. 2023 Term Loan, 8.081%, (TSFR1M + 2.750%), 06/21/30	260,975	0.2
		410,319	0.3
	Commercial Services: 0.1%
160,000	VT Topco, Inc. 2023 Term Loan B, 9.562%, (TSFR3M + 4.250%), 08/10/30	161,033	0.1

	Commodities: 0.2%
202,438	Specialty Building Products Holdings, LLC 2021 Term Loan B, 9.181%, (US0001M + 3.250%), 10/15/28	198,786	0.2

	Communications: 0.7%
292,474	AP Core Holdings II, LLC Amortization Term Loan B1, 10.946%, (US0001M + 5.500%), 09/01/27	286,685	0.2
177,777	AP Core Holdings II, LLC High-Yield Term Loan B2, 10.946%, (US0001M + 5.500%), 09/01/27	174,221	0.2
163,774	Global Tel*Link Corporation 2018 1st Lien Term Loan, 9.769%, (US0001M + 4.250%), 11/29/25	154,843	0.1
5,665 (2)	GTT Communications, Inc. 2022 Holdco Term Loan, 5.401% (PIK Rate 14.342%, Cash Rate 0.000%), 06/30/28	3,399	0.0
6,510 (2)	GTT Communications, Inc. 2022 Opco Term Loan, 5.327% (PIK Rate 12.419%, Cash Rate 0.000%), 12/30/27	5,501	0.0
240,100	Tiger Acquisition, LLC 2021 Term Loan, 8.681%, (TSFR1M + 3.250%), 06/01/28	237,219	0.2
		861,868	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Computers: 0.1%
150,000	Idemia Group 2023 USD Extended Term Loan B4, 10.057%, (TSFR3M + 4.750%), 09/30/28	$150,375	0.1

	Consumer, Cyclical: 1.6%
498,360	Ascend Learning, LLC 2021 Term Loan, 8.931%, (TSFR1M + 3.500%), 12/11/28	480,740	0.4
356,827	BIFM CA Buyer Inc. Term Loan B, 8.946%, (TSFR1M + 3.500%), 06/01/26	357,023	0.3
466,475	Bombardier Recreational Products, Inc. 2022 Incremental Term Loan B, 8.831%, (TSFR1M + 3.500%), 12/13/29	467,583	0.4
485,000	GVC Holdings (Gibraltar) Limited 2022 Term Loan B, 8.437%, (TSFR1M + 3.500%), 10/31/29	486,697	0.4
109,403	Motion Finco Sarl USD Term Loan B1, 8.788%, (US0003M + 3.250%), 11/12/26	109,323	0.1
		1,901,366	1.6
	Consumer, Non-cyclical: 0.6%
192,726	CoreLogic, Inc. TL B 1L, 8.946%, (US0001M + 3.500%), 06/02/28	180,399	0.1
224,062	Fugue Finance B.V. 2023 USD Term Loan B, 9.923%, (TSFR1M + 4.500%), 01/31/28	224,587	0.2
375,000	KUEHG Corp. 2023 Term Loan, 10.242%, (TSFR1M + 5.000%), 06/12/30	375,938	0.3
		780,924	0.6
	Containers & Glass Products: 2.0%
149,617	Altium Packaging LLC 2021 Term Loan B, 8.196%, (US0001M + 2.750%), 02/03/28	148,838	0.1
301,010	Plastipak Packaging, Inc. 2021 Term Loan B, 7.931%, (US0001M + 2.500%), 12/01/28	301,521	0.3
125,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 12.272%, (US0003M + 6.750%), 10/01/29	43,437	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products (continued)
492,640	Pro Mach Group, Inc. 2021 Term Loan B, 9.446%, (US0001M + 4.000%), 08/31/28	$494,087	0.4
744,120	Titan Acquisition Limited 2018 Term Loan B, 8.731%, (US0003M + 3.000%), 03/28/25	740,670	0.6
150,000	TricorBraun Holdings, Inc. 2021 Term Loan, 8.696%, (US0001M + 3.250%), 03/03/28	146,634	0.1
39,808	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 9.538%, (US0003M + 4.000%), 09/15/28	39,689	0.0
492,525	Trident TPI Holdings, Inc. 2022 USD Incremental Term Loan, 10.492%, (TSFR1M + 5.250%), 09/15/28	491,525	0.4
		2,406,401	2.0
	Distribution/Wholesale: 0.2%
190,000	Windsor Holdings III, LLC USD Term Loan B, 9.818%, (TSFR1M + 4.500%), 08/01/30	189,584	0.2

	Diversified Finan Serv: 0.6%
784,570	Citadel Securities LP 2023 Term Loan B, 7.888%, (TSFR3M + 2.500%), 07/29/30	782,200	0.6

	Drugs: 0.3%
365,942	Amneal Pharmaceuticals LLC 2018 Term Loan B, 8.946%, (TSFR1M + 3.500%), 05/04/25	356,984	0.3

	Electronics/Electrical: 3.1%
410,850	Altar Bidco, Inc. 2021 Term Loan, 8.142%, (US0003M + 3.350%), 02/01/29	409,823	0.4
149,598	Brave Parent Holdings, Inc. 1st Lien Term Loan, 9.519%, (US0001M + 4.000%), 04/18/25	149,474	0.1
390,883	Chamberlain Group Inc Term Loan B, 8.681%, (TSFR1M + 3.250%), 11/03/28	387,503	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical (continued)
505,405	Cloudera, Inc. 2021 Term Loan, 9.181%, (TSFR1M + 3.750%), 10/08/28	$492,612	0.4
150,000	ConnectWise, LLC 2021 Term Loan B, 8.946%, (US0003M + 3.500%), 09/29/28	147,787	0.1
281,438	Creation Technologies Inc. 2021 Term Loan, 11.012%, (US0003M + 5.500%), 10/05/28	267,366	0.2
150,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 12.196%, (TSFR1M + 6.750%), 03/30/29	132,984	0.1
348,150	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 9.196%, (TSFR1M + 3.750%), 03/31/28	342,623	0.3
100,000	EagleView Technology Corporation 2018 Add On Term Loan B, 9.038%, (US0003M + 3.500%), 08/14/25	89,667	0.1
124,568	Epicor Software Corporation 2020 Term Loan, 8.696%, (US0001M + 3.250%), 07/30/27	124,568	0.1
265,471	II-VI Incorporated 2022 Term Loan B, 8.196%, (US0001M + 2.750%), 07/02/29	265,438	0.2
177,300	Illuminate Merger Sub Corp. 1st Lien Term Loan, 8.684%, (US0003M + 3.000%), 07/21/28	173,532	0.2
200,000	Ingram Micro Inc. 2021 Term Loan B, 9.038%, (US0003M + 3.500%), 06/30/28	200,143	0.2
159,292	Mediaocean LLC 2021 Term Loan, 5.166%, (US0001M + 3.500%), 12/15/28	153,816	0.1
149,565	Project Boost Purchaser, LLC 2019 Term Loan B, 8.946%, (US0001M + 3.500%), 06/01/26	149,472	0.1
242,619	Riverbed Technology, Inc. 2023 Term Loan, 9.742%, (TSFR3M + 4.500%), 07/01/28	147,796	0.1
149,609	Rocket Software, Inc. 2018 Term Loan, 9.696%, (US0001M + 4.250%), 11/28/25	149,621	0.1
		3,784,225	3.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Energy: 1.3%
329,175	Brazos Delaware II, LLC 2023 Term Loan B, 9.063%, (TSFR1M + 3.750%), 02/11/30	$326,021	0.3
591,066	Covia Holdings Corporation 2020 Take Back Term Loan, 9.530%, (US0003M + 4.000%), 07/31/26	588,554	0.5
370,683	Oryx Midstream Services Permian Basin LLC Term Loan B, 8.682%, (TSFR1M + 3.250%), 10/05/28	371,285	0.3
241,185	Profrac Services, LLC 2022 Term Loan, 12.754%, (SOFRRATE + 7.250%), 03/04/25	242,089	0.2
		1,527,949	1.3
	Equipment Leasing: 0.1%
92,914	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 8.881%, (US0003M + 3.250%), 02/17/28	92,798	0.1

	Financial: 2.9%
214,444	Advisor Group, Inc. 2021 Term Loan, 9.872%, (US0001M + 4.500%), 07/31/26	214,579	0.2
458,450	Alliant Holdings Intermediate, LLC 2023 Term Loan B5, 8.814%, (TSFR1M + 3.500%), 11/05/27	458,451	0.4
696,500	AmWINS Group, Inc. 2023 Incremental Term Loan B, 8.196%, (TSFR1M + 2.750%), 02/19/28	697,246	0.6
405,875	Aretec Group, Inc. 2018 Term Loan, 9.681%, (TSFR1M + 4.250%), 10/01/25	407,223	0.3
640,723	Edelman Financial Center, LLC 2021 Term Loan B, 8.946%, (US0001M + 3.750%), 04/07/28	634,436	0.5
221,339	Focus Financial Partners, LLC 2021 Term Loan, 7.831%, (TSFR1M + 2.500%), 06/30/28	221,097	0.2
243,163	Focus Financial Partners, LLC 2022 Term Loan B5, 8.581%, (TSFR1M + 3.250%), 06/30/28	242,934	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial (continued)
80,000	Focus Financial Partners, LLC 2023 Term Loan B6, 8.672%, (TSFR1M + 3.500%), 06/30/28	$80,100	0.1
289,838	HighTower Holdings LLC 2021 Term Loan B, 9.351%, (US0001M + 4.000%), 04/21/28	287,301	0.2
285,000	IMA Financial Group, Inc. 2023 Incremental Term Loan, 9.670%, (SOFRRATE + 4.250%), 11/01/28	285,178	0.2
		3,528,545	2.9
	Financial Intermediaries: 0.8%
379,237	AqGen Island Holdings, Inc. Term Loan, 8.946%, (US0001M + 3.500%), 08/02/28	374,971	0.3
174,541	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 8.173%, (US0001M + 3.000%), 06/15/25	174,371	0.1
74,809	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 8.196%, (US0001M + 2.750%), 04/23/26	73,686	0.1
311,850	VFH Parent LLC 2022 Term Loan B, 8.420%, (SOFRRATE + 3.000%), 01/13/29	310,525	0.3
		933,553	0.8
	Food Products: 1.7%
601,602	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 9.196%, (TSFR1M + 3.750%), 10/01/25	578,039	0.5
100,000	B&G Foods, Inc. 2019 Term Loan B4, 7.070%, (US0001M + 2.500%), 10/10/26	99,352	0.1
180,000	BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 12.788%, (US0003M + 7.250%), 06/08/29	147,825	0.1
424,611	CHG PPC Parent LLC 2021 Term Loan, 8.446%, (US0001M + 3.000%), 12/08/28	422,222	0.4
305,062	Dessert Holdings Inc. Term Loan, 9.538%, (US0003M + 4.000%), 06/09/28	268,455	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products (continued)
539,426	IRB Holding Corp 2022 Term Loan B, 8.431%, (TSFR1M + 3.000%), 12/15/27	$537,277	0.4
45,792	Upfield B.V. 2023 USD Term Loan B, 8.210%, (TSFR6M + 3.000%), 01/31/28	44,990	0.0
		2,098,160	1.7
	Food Service: 0.2%
100,000	Fogo De Chao, Inc. 2018 Add On Term Loan, 8.004%, (US0001M + 4.250%), 04/07/25	100,125	0.1
38,188	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 12.181%, (US0003M + 6.750%), 07/30/29	35,658	0.0
125,000	Whatabrands LLC 2021 Term Loan B, 8.696%, (US0001M + 3.250%), 08/03/28	125,039	0.1
		260,822	0.2
	Food/Drug Retailers: 0.8%
430,226	Moran Foods, LLC 2022 Extended 2nd Lien Term Loan, 16.465%, (TSFR3M + 4.680%), 12/31/26	311,914	0.2
488,305	Moran Foods, LLC 2022 Extended Term Loan, 12.215%, (TSFR3M + 4.680%), 06/30/26	449,241	0.4
243,465 (3)	Moran Foods, LLC Incremental FLSO Loan, 12.215%, (TSFR3M + 4.680%), 06/30/26	176,512	0.2
		937,667	0.8
	Health Care: 3.4%
299,496	Accelerated Health Systems, LLC 2022 Term Loan B, 9.642%, (TSFR1M + 4.250%), 02/15/29	246,960	0.2
683,126	Athenahealth, Inc. 2022 Term Loan B, 8.820%, (TSFR1M + 3.500%), 02/15/29	673,946	0.6
283,721	CCRR Parent, Inc Term Loan B, 9.196%, (US0001M + 3.750%), 03/06/28	274,145	0.2
299,250	Covetrus, Inc. 2022 1st Lien Term Loan, 10.242%, (TSFR1M + 5.000%), 10/13/29	292,891	0.3
135,000	Curia Global, Inc. 2021 Term Loan, 9.169%, (US0003M + 3.750%), 08/30/26	115,377	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care (continued)
210,162	Gloves Buyer, Inc. 2021 Term Loan, 9.446%, (US0001M + 4.000%), 12/29/27	$202,544	0.2
321,192	Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 8.773%, (TSFR1M + 3.250%), 11/01/28	308,946	0.3
7,590	National Mentor Holdings, Inc. 2021 Term Loan C, 9.092%, (US0003M + 3.750%), 03/02/28	6,627	0.0
267,410	National Mentor Holdings, Inc. 2021 Term Loan, 9.163%, (US0003M + 3.750%), 03/02/28	233,482	0.2
160,116	Pacific Dental Services,LLC 2021 Term Loan, 8.943%, (US0003M + 3.500%), 05/05/28	160,176	0.1
150,000	PetVet Care Centers, LLC 2021 Term Loan B3, 8.931%, (US0003M + 3.500%), 02/14/25	149,187	0.1
284,443	Phoenix Guarantor Inc 2020 Term Loan B, 8.696%, (US0001M + 3.250%), 03/05/26	283,113	0.2
250,000	Phoenix Guarantor Inc 2021 Term Loan B3, 8.946%, (US0001M + 3.500%), 03/05/26	248,830	0.2
146,625	PointClickCare Technologies, Inc. Term Loan B, 8.765%, (US0001M + 3.000%), 12/29/27	146,900	0.1
243,775	RxBenefits, Inc. 2020 Term Loan, 9.927%, (US0003M + 4.500%), 12/20/27	240,423	0.2
490,000	Sotera Health Holdings, LLC 2021 Term Loan, 8.196%, (US0003M + 2.750%), 12/11/26	489,388	0.4
		4,072,935	3.4
	Home Furnishings: 0.5%
199,492	Conair Holdings, LLC Term Loan B, 9.288%, (US0003M + 3.750%), 05/17/28	189,518	0.1
200,000	Prime Security Services Borrower, LLC 2021 Term Loan, 8.182%, (US0006M + 2.750%), 09/23/26	200,273	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Home Furnishings (continued)
278,453	Weber-Stephen Products LLC Term Loan B, 8.696%, (TSFR1M + 3.250%), 10/30/27	$252,348	0.2
		642,139	0.5
	Industrial: 4.0%
234,694	ADS Tactical, Inc. 2021 Term Loan B, 11.196%, (US0001M + 5.750%), 03/19/26	230,001	0.2
181,762	Aegion Corporation Term Loan, 10.070%, (US0003M + 4.750%), 05/17/28	180,740	0.2
422,475	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 9.181%, (TSFR1M + 3.750%), 05/12/28	410,545	0.3
575,000	ASGN Incorporated 2023 Term Loan B, 7.577%, (TSFR1M + 2.250%), 08/15/30	577,755	0.5
384,030	Belfor Holdings Inc. 2022 Incremental Term Loan, 9.581%, (SOFRRATE + 4.250%), 04/06/26	385,470	0.3
153,838	Brown Group Holding LLC 2022 Term Loan B2 1L, 9.132%, (TSFR1M + 3.750%), 07/02/29	153,970	0.1
188,330	Covanta Holding Corporation 2021 Term Loan B, 7.831%, (TSFR1M + 2.500%), 11/30/28	187,843	0.2
14,286	Covanta Holding Corporation 2021 Term Loan C, 7.831%, (TSFR1M + 2.500%), 11/30/28	14,249	0.0
355,000	Crown Subsea Communications Holding,Inc. 2023 Incremental Term Loan, 10.683%, (TSFR1M + 5.250%), 04/27/27	356,331	0.3
147,000	Denali Water Solutions Term Loan B, 9.642%, (TSFR1M + 4.250%), 03/27/28	135,424	0.1
229,587	Emrld Borrower LP Term Loan B, 8.331%, (SOFRRATE + 3.000%), 05/31/30	229,982	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial (continued)
201,756	ENC Holding Corporation 2021 Term Loan, 9.754%, (US0003M + 4.250%), 08/19/28	$184,607	0.2
18,253 (1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/19/28	16,702	0.0
249,372	Oscar AcquisitionCo, LLC Term Loan B, 9.842%, (SOFRRATE + 4.500%), 04/29/29	248,956	0.2
120,518	Plaze, Inc. 2020 Incremental Term Loan, 9.070%, (US0001M + 3.750%), 08/03/26	115,546	0.1
167,728	Project Castle, Inc. Term Loan B 1L, 10.746%, (TSFR1M + 5.500%), 06/01/29	146,342	0.1
292,538	Quikrete Holdings, Inc. 2021 Term Loan B1, 8.320%, (US0001M + 3.000%), 03/18/29	293,028	0.2
275,000	Rockwood Service Corporation 2020 Term Loan, 9.446%, (US0001M + 4.250%), 01/23/27	275,802	0.2
343,266	Smyrna Ready Mix Concrete, LLC Term Loan B, 9.681%, (TSFR1M + 4.250%), 04/02/29	344,768	0.3
314,664	U.S. Silica Company 2023 Term Loan B, 10.181%, (TSFR1M + 4.750%), 03/25/30	315,422	0.3
		4,803,483	4.0
	Industrial Equipment: 1.7%
242,216	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 9.063%, (US0003M + 3.750%), 07/31/28	241,762	0.2
125,000	Alliance Laundry Systems LLC Term Loan B, 8.901%, (US0003M + 3.500%), 10/08/27	125,326	0.1
278,947	CMBF LLC Term Loan, 11.429%, (US0003M + 6.000%), 08/02/28	276,855	0.2
403,988	Filtration Group Corporation 2023 USD Term Loan, 9.696%, (TSFR1M + 4.250%), 10/21/28	402,641	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment (continued)
150,000	LSF12 Badger Bidco LLC Term Loan B, 11.327%, (TSFR1M + 6.000%), 07/25/30	$147,188	0.1
244,926	SPX Flow, Inc. 2022 Term Loan, 9.931%, (TSFR1M + 4.500%), 04/05/29	245,021	0.2
229,425	Vertical US Newco Inc Term Loan B, 9.381%, (US0006M + 3.500%), 07/30/27	229,313	0.2
430,100	Watlow Electric Manufacturing Company Term Loan B, 9.377%, (US0003M + 3.750%), 03/02/28	425,799	0.4
		2,093,905	1.7
	Insurance: 2.5%
878,149	Acrisure, LLC 2020 Term Loan B, 8.946%, (US0001M + 3.500%), 02/15/27	863,148	0.7
241,325	Acrisure, LLC 2021 First Lien Term Loan B, 9.696%, (US0001M + 4.250%), 02/15/27	240,797	0.2
557,938	AssuredPartners, Inc. 2022 Term Loan, 8.831%, (TSFR1M + 3.500%), 02/12/27	556,543	0.5
605,000	HUB International Limited 2023 Term Loan B, 9.584%, (TSFR1M + 4.250%), 06/20/30	607,854	0.5
511,742	OneDigital Borrower LLC 2021 Term Loan, 9.681%, (SOFRRATE + 4.250%), 11/16/27	511,742	0.4
296,613	Ryan Specialty Group, LLC Term Loan, 8.331%, (TSFR1M + 3.000%), 09/01/27	297,169	0.2
		3,077,253	2.5
	Investment Companies: 0.1%
165,000	LSF11 Trinity Bidco, Inc. Term Loan, 9.813%, (TSFR1M + 4.500%), 06/14/30	165,413	0.1

	Leisure Good/Activities/Movies: 1.3%
169,575	Cinemark USA, Inc. 2023 Term Loan B, 9.054%, (TSFR1M + 3.750%), 05/24/30	169,787	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies (continued)
149,620	City Football Group Limited Term Loan, 8.429%, (US0003M + 3.500%), 07/21/28	$148,966	0.1
125,234	Fender Musical Instruments Corporation 2021 Term Loan B, 9.191%, (SOFRRATE + 4.000%), 12/01/28	121,477	0.1
125,000	Fitness International, LLC 2018 Term Loan B, 8.769%, (US0003M + 3.250%), 04/18/25	123,808	0.1
292,166	Hayward Industries, Inc. 2022 Term Loan, 8.681%, (TSFR1M + 3.250%), 05/30/28	289,366	0.2
147,750	Lakeshore Intermediate LLC Term Loan, 8.946%, (US0001M + 3.500%), 09/29/28	147,011	0.1
15,597	Motion Finco Sarl Delayed Draw Term Loan B2, 8.788%, (US0006M + 3.250%), 11/04/26	15,585	0.0
285,000	Renaissance Learning, Inc. 2018 Add On Term Loan, 9.992%, (TSFR1M + 4.750%), 04/05/30	285,789	0.2
184,858	The Knot Worldwide Inc. 2022 Term Loan, 9.826%, (TSFR1M + 4.500%), 12/19/25	184,858	0.2
149,625	Topgolf Callaway Brands Corp. Term Loan B, 8.931%, (TSFR1M + 3.500%), 03/15/30	149,732	0.1
		1,636,379	1.3
	Leisure Time: 0.3%
305,000	Alterra Mountain Company 2023 Term Loan B, 9.181%, (SOFRRATE + 3.750%), 05/31/30	305,763	0.3

	Lodging & Casinos: 2.0%
371,087 (2)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 14.684%, (US0003M + 2.000%) (PIK Rate 7.000%, Cash Rate 6.735%), 09/29/25	315,424	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos (continued)
391,589	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 19.616%, (US0003M + 14.000%), 09/29/26	$215,374	0.2
150,000	Century Casinos, Inc 2022 Term Loan, 11.418%, (TSFR1M + 6.000%), 04/02/29	146,000	0.1
174,967	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 8.288%, (US0003M + 2.750%), 09/18/24	172,967	0.1
347,362	Fertitta Entertainment, LLC 2022 Term Loan B, 9.331%, (SOFRRATE + 4.000%), 01/27/29	344,480	0.3
220,388	Flynn Restaurant Group LP 2021 Term Loan B, 9.696%, (TSFR1M + 4.250%), 12/01/28	219,929	0.2
270,000	Kingpin Intermediate Holdings LLC 2023 Term Loan B, 8.831%, (TSFR1M + 3.500%), 02/08/28	269,620	0.2
327,500 (3)	NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	—	0.0
332,488	Scientific Games Holdings LP 2022 USD Term Loan B, 8.768%, (TSFR1M + 3.500%), 04/04/29	331,241	0.3
481,906	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 9.099%, (US0003M + 3.250%), 10/02/28	469,047	0.4
		2,484,082	2.0
	Media: 0.1%
200,000	Sinclair Television Group Inc. 2022 Term Loan B4, 9.065%, (TSFR1M + 3.750%), 04/21/29	146,250	0.1

	Mining: 0.2%
215,000	Arsenal AIC Parent LLC Term Loan, 9.879%, (TSFR3M + 4.500%), 08/19/30	215,403	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Oil & Gas: 1.0%
208,574	M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 9.915%, (TSFR1M + 4.500%), 09/19/29	$208,406	0.2
225,000	Medallion Midland Acquisition, LLC 2021 Term Loan, 9.254%, (US0001M + 3.750%), 10/18/28	225,000	0.2
190,751	TransMontaigne Operating Company L.P. Term Loan B, 8.940%, (US0003M + 3.500%), 11/17/28	190,423	0.1
476,602	Traverse Midstream Partners LLC 2017 Term Loan, 9.216%, (TSFR1M + 3.750%), 02/16/28	476,602	0.4
160,000	Whitewater Whistler Holdings, LLC 2023 Term Loan B, 8.492%, (TSFR1M + 3.250%), 02/15/30	160,325	0.1
		1,260,756	1.0
	Radio & Television: 0.9%
436,420	CMG Media Corporation 2021 Term Loan, 8.842%, (US0003M + 3.500%), 12/17/26	406,635	0.3
1,718,469 (4)(5)(6)	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 10.677%, (TSFR1M + 3.250%), 08/24/26	51,554	0.0
184,521	E.W. Scripps Company (The) 2019 Term Loan B2, 8.008%, (US0001M + 2.560%), 05/01/26	183,445	0.2
249,438	Gray Television, Inc. 2021 Term Loan D, 8.433%, (TSFR1M + 3.000%), 12/01/28	246,787	0.2
35,865	Sinclair Television Group Inc. Term Loan B2B, 7.946%, (TSFR1M + 2.500%), 09/30/26	32,360	0.0
182,225	WideOpenWest Finance LLC 2021 Term Loan B, 8.242%, (TSFR1M + 3.000%), 12/20/28	180,466	0.2
		1,101,247	0.9
	Rail Industries: 0.2%
191,325	Avis Budget Car Rental, LLC 2022 Term Loan C, 8.931%, (TSFR1M + 3.500%), 03/16/29	191,654	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Rail Industries (continued)
1,014	Kenan Advantage Group, Inc. 2021 Term Loan B1, 9.138%, (TSFR1M + 3.750%), 03/24/26	$1,014	0.0
		192,668	0.2
	Real Estate: 0.2%
275,000	Cushman & Wakefield U.S. Borrower, LLC 2023 Term Loan B, 9.331%, (TSFR1M + 4.000%), 01/31/30	274,313	0.2

	REITS: 0.2%
204,488	RHP Hotel Properties, LP 2023 Term Loan B, 8.081%, (SOFRRATE + 2.750%), 05/18/30	205,280	0.2

	Retailers (Except Food & Drug): 2.0%
475,978	Anastasia Parent, LLC 2018 Term Loan B, 9.254%, (US0003M + 3.750%), 08/11/25	357,460	0.3
150,000	Empire Today, LLC 2021 Term Loan B, 10.429%, (US0001M + 5.000%), 04/03/28	123,875	0.1
474,254	Great Outdoors Group, LLC 2021 Term Loan B1, 9.196%, (US0001M + 3.750%), 03/06/28	473,694	0.4
224,423	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 8.196%, (US0001M + 2.750%), 10/19/27	223,301	0.2
149,618	Michaels Companies, Inc. 2021 Term Loan B, 9.754%, (US0003M + 4.250%), 04/15/28	139,172	0.1
148,603	Petco Health and Wellness Company, Inc. 2021 Term Loan B, 8.754%, (US0003M + 3.250%), 03/03/28	148,014	0.1
274,430	RV Retailer, LLC Term Loan B, 9.246%, (SOFRRATE + 3.750%), 02/08/28	251,790	0.2
149,625	Sally Holdings, LLC 2023 Term Loan B, 7.831%, (TSFR1M + 2.500%), 02/28/30	150,036	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug) (continued)
589,231	Staples, Inc. 7 Year Term Loan, 10.634%, (US0003M + 5.000%), 04/16/26	$507,140	0.4
		2,374,482	2.0
	Software: 0.4%
450,000	Epicor Software Corporation 2023 Incremental Term Loan, 9.077%, (TSFR1M + 3.750%), 07/30/27	451,519	0.4

	Surface Transport: 0.5%
350,000	American Trailer World Corp. Term Loan B, 9.181%, (TSFR1M + 3.750%), 03/03/28	331,406	0.3
250,000	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 9.504%, (US0003M + 4.000%), 07/26/28	243,125	0.2
		574,531	0.5
	Technology: 10.1%
260,219	24-7 Intouch Inc 2018 Term Loan, 10.181%, (US0001M + 4.750%), 08/25/25	258,918	0.2
197,911	ABC Financial Services, Inc. 1st Lien Term Loan, 9.881%, (US0001M + 4.250%), 01/02/25	197,231	0.1
225,000	Altar Bidco, Inc. 2021 2nd Lien Term Loan, 10.493%, (TSFR1M + 5.600%), 02/01/30	218,812	0.2
618,438	AppLovin Corporation 2021 Term Loan B, 8.431%, (TSFR1M + 3.100%), 10/25/28	617,954	0.5
255,000	Asurion LLC 2021 2nd Lien Term Loan B3, 10.696%, (US0001M + 5.250%), 01/31/28	229,054	0.2
240,100	Atlas Purchaser, Inc. 2021 Term Loan, 10.879%, (US0003M + 5.250%), 05/08/28	174,313	0.1
298,391	Avaya, Inc. 2023 Exit Term Loan, 13.831%, (TSFR1M + 8.500%), 08/01/28	250,649	0.2
743,432	Banff Merger Sub Inc 2021 USD Term Loan, 9.196%, (US0001M + 3.750%), 10/02/25	744,048	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Technology (continued)
405,797	Bright Bidco B.V. 2022 Exit Term Loan, 6.366%, (TSFR1M + 8.000%), 10/31/27	$169,928	0.1
159,662	Constant Contact Inc Term Loan, 9.561%, (US0003M + 4.000%), 02/10/28	153,941	0.1
275,000	Cvent, Inc. 2023 Term Loan B, 9.004%, (TSFR1M + 3.750%), 06/17/30	273,740	0.2
80,815	Cyxtera DC Holdings, Inc. 2023 DIP Term Loan, 13.931%, (SOFRRATE + 8.500%), 12/07/23	81,092	0.1
100,000	ECI Macola Max Holding, LLC 2020 Term Loan, 9.254%, (US0003M + 3.750%), 11/09/27	99,922	0.1
375,000	Entegris, Inc. 2023 Fungible Term Loan, 7.827%, (TSFR1M + 2.500%), 07/06/29	376,250	0.3
277,679	Helios Software Holdings, Inc. 2021 USD Term Loan B, 9.142%, (TSFR1M + 3.750%), 03/11/28	275,596	0.2
88,000	Hyland Software, Inc. 2021 2nd Lien Term Loan, 11.696%, (US0001M + 6.250%), 07/07/25	87,582	0.1
202,850	Imperva, Inc. 1st Lien Term Loan, 9.627%, (US0003M + 4.000%), 01/12/26	203,636	0.2
455,000	Imperva, Inc. 2nd Lien Term Loan, 13.395%, (US0003M + 7.750%), 01/11/27	457,389	0.4
490,000	Indy US Bidco, LLC 2023 USD Fifth Amendment Incremental Term Loan, 11.581%, (TSFR1M + 6.250%), 03/06/28	469,175	0.4
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 12.783%, (US0001M + 7.250%), 12/01/28	102,250	0.1
156,400	Ivanti Software, Inc. 2021 Add On Term Loan B, 9.538%, (US0001M + 4.000%), 12/01/27	130,985	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Technology (continued)
881,125	Ivanti Software, Inc. 2021 Term Loan B, 9.758%, (US0001M + 4.250%), 12/01/27	$743,174	0.6
380,227	LogMeIn, Inc. Term Loan B, 10.269%, (US0001M + 4.750%), 08/31/27	246,577	0.2
605,087	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 10.631%, (US0003M + 4.750%), 07/27/28	455,328	0.4
265,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 13.881%, (US0003M + 8.250%), 07/27/29	133,825	0.1
460,350	McAfee, LLC 2022 USD Term Loan B, 9.168%, (TSFR1M + 3.750%), 03/01/29	451,603	0.4
210,000	Mosel Bidco SE USD Term Loan B, 10.077%, (TSFR1M + 4.750%), 08/01/30	210,000	0.2
225,000	Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 13.019%, (SOFRRATE + 7.500%), 02/01/30	152,437	0.1
586,908	Redstone Buyer LLC 2021 Term Loan, 10.179%, (US0003M + 4.750%), 04/27/28	457,495	0.4
266,709	SkillSoft Corporation 2021 Term Loan, 10.677%, (TSFR1M + 5.250%), 07/14/28	248,639	0.2
325,000	SonicWall US Holdings Inc. 2023 Term Loan, 10.327%, (TSFR1M + 5.000%), 05/16/28	319,312	0.3
207,005	Sovos Compliance, LLC 2021 Term Loan, 9.946%, (US0001M + 4.500%), 08/11/28	201,584	0.2
238,800	Tibco Software Inc. 2022 USD Term Loan, 9.842%, (TSFR1M + 4.500%), 03/30/29	230,376	0.2
931,269	Travelport Finance (Luxembourg) S.a.r.l. 2023 Consented Term Loan, 13.672%, (TSFR1M + 8.500%), 05/29/26	591,356	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Technology (continued)
38,024	Turing Midco LLC 2021 Term Loan B, 7.946%, (US0001M + 2.500%), 03/24/28	$37,629	0.0
860,000	Ultimate Software Group Inc (The) 2023 Incremental Term Loan, 10.023%, (SOFRRATE + 4.500%), 05/04/26	864,730	0.7
806,056	Veritas US Inc. 2021 USD Term Loan B, 10.446%, (US0003M + 5.000%), 09/01/25	682,700	0.6
192,760	Virgin Pulse, Inc. 2021 Term Loan, 9.196%, (TSFR1M + 4.000%), 04/06/28	181,676	0.1
209,475	World Wide Technology Holding Co. LLC Term Loan, 8.666%, (TSFR1M + 3.250%), 03/01/30	209,737	0.2
297,300	Xperi Corporation 2020 Term Loan B, 8.946%, (US0001M + 3.500%), 06/08/28	297,547	0.2
		12,288,190	10.1
	Telecommunications: 1.3%
304,107	Altice France S.A. USD Term Loan B11, 8.381%, (US0003M + 2.750%), 07/31/25	294,110	0.2
249,543	Asurion LLC 2020 Term Loan B8, 8.788%, (US0001M + 3.250%), 12/23/26	242,814	0.2
600,781	CCI Buyer, Inc. Term Loan, 9.242%, (TSFR1M + 4.000%), 12/17/27	595,524	0.5
125,000	Eagle Broadband Investments LLC Term Loan, 8.504%, (US0003M + 3.000%), 11/12/27	121,934	0.1
282,863	Venga Finance Sarl 2021 USD Term Loan B, 10.434%, (TSFR1M + 4.750%), 06/28/29	280,476	0.2
100,000	ViaSat, Inc. Term Loan, 9.831%, (TSFR1M + 4.500%), 03/02/29	98,140	0.1
		1,632,998	1.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Transportation: 0.2%
270,000	Kenan Advantage Group, Inc. 2023 Term Loan B2, 9.388%, (TSFR3M + 4.000%), 03/24/26	$268,650	0.2

	Utilities: 0.6%
150,000	Generation Bridge Northeast LLC Term Loan B, 9.564%, (TSFR3M + 4.250%), 08/22/29	150,187	0.1
541,065	Waterbridge Midstream Operating LLC Term Loan B, 11.363%, (US0003M + 5.750%), 06/22/26	543,529	0.5
		693,716	0.6
	Total Senior Loans (Cost $78,371,450)	75,431,528	62.3

CORPORATE BONDS/NOTES: 52.0%
	Basic Materials: 3.7%
165,000 #	ARSENAL AIC PARENT LLC ARSENAL AIC PARENT LLC, 8.000%, 10/01/30	168,711	0.1
195,000 #	ASP Unifrax Holdings, Inc., 7.500%, 09/30/29	101,690	0.1
60,000	ATI, Inc., 7.250%, (TSFR1M + –%), 08/15/30	60,596	0.0
390,000 #	Cleveland-Cliffs, Inc., 4.625%, 03/01/29	346,144	0.3
220,000 #	Coeur Mining, Inc., 5.125%, 02/15/29	193,046	0.2
150,000 #	Consolidated Energy Finance S.A., 5.625%, 10/15/28	125,418	0.1
250,000 #	Constellium SE, 5.625%, 06/15/28	236,619	0.2
400,000 #	First Quantum Minerals Ltd., 6.875%, 10/15/27	389,130	0.3
425,000 #	HudBay Minerals, Inc., 4.500%, 04/01/26	401,583	0.3
195,000 #	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/28	180,721	0.1
200,000 #	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	183,163	0.2
150,000 #(2)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/26	140,813	0.1
305,000 #	Mativ, Inc., 6.875%, 10/01/26	276,533	0.2
475,000 #	Novelis Corp., 4.750%, 01/30/30	425,575	0.4
275,000 #	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/30	245,267	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
445,000	Olin Corp., 5.625%, 08/01/29	$427,379	0.4
200,000 #	SPCM SA, 3.125%, 03/15/27	178,242	0.1
200,000 #	Taseko Mines Ltd., 7.000%, 02/15/26	184,654	0.2
250,000 #	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/25	233,189	0.2
		4,498,473	3.7
	Communications: 7.2%
200,000 #	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/28	162,189	0.1
400,000 #	Altice France Holding SA, 6.000%, 02/15/28	176,908	0.1
400,000 #	Altice France SA/France, 5.500%, 10/15/29	289,288	0.2
70,000	AMC Networks, Inc., 4.250%, 02/15/29	44,683	0.0
225,000 #	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/26	148,922	0.1
1,275,000 #	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	1,097,383	0.9
375,000 #	CommScope Technologies LLC, 5.000%, 03/15/27	208,875	0.2
255,000 #	CommScope, Inc., 4.750%, 09/01/29	189,730	0.2
200,000 #	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/26	189,933	0.2
140,000	CSC Holdings LLC, 5.250%, 06/01/24	132,934	0.1
200,000 #	CSC HOLDINGS LLC, 11.250%, 05/15/28	197,445	0.2
525,000 #	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/27	465,737	0.4
275,000 #	DISH DBS Corp., 5.250%, 12/01/26	232,326	0.2
400,000	DISH DBS Corp., 7.375%, 07/01/28	250,972	0.2
200,000	Embarq Corp., 7.995%, 06/01/36	122,012	0.1
85,000 #	GCI LLC, 4.750%, 10/15/28	73,833	0.1
150,000 #	iHeartCommunications, Inc., 5.250%, 08/15/27	118,763	0.1
200,000 #	ION Trading Technologies Sarl, 5.750%, 05/15/28	175,712	0.1
400,000 #	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	376,938	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
115,000 #	Level 3 Financing, Inc., 10.500%, 05/15/30	$116,919	0.1
325,000 #	Match Group Holdings II LLC, 5.625%, 02/15/29	306,646	0.3
165,000 #	McGraw-Hill Education, Inc., 8.000%, 08/01/29	147,053	0.1
305,000 #	Millennium Escrow Corp., 6.625%, 08/01/26	251,585	0.2
250,000	Paramount Global, 6.250%, 02/28/57	196,005	0.2
225,000 #	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/28	121,747	0.1
475,000 #	Sirius XM Radio, Inc., 5.000%, 08/01/27	439,603	0.4
195,000 #	Spanish Broadcasting System, Inc., 9.750%, 03/01/26	135,658	0.1
220,000 #	Stagwell Global LLC, 5.625%, 08/15/29	183,928	0.2
325,000	Telecom Italia Capital SA, 6.375%, 11/15/33	285,894	0.2
165,000 #	Uber Technologies, Inc., 8.000%, 11/01/26	168,151	0.1
625,000 #	Univision Communications, Inc., 6.625%, 06/01/27	605,708	0.5
140,000 #	Urban One, Inc., 7.375%, 02/01/28	121,864	0.1
85,000 #	ViaSat, Inc., 5.625%, 04/15/27	76,016	0.1
300,000 #	Viavi Solutions, Inc., 3.750%, 10/01/29	250,197	0.2
200,000 #	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/28	177,411	0.1
300,000 #	Vmed O2 UK Financing I PLC, 4.750%, 07/15/31	251,042	0.2
275,000 #	Zayo Group Holdings, Inc., 4.000%, 03/01/27	206,343	0.2
		8,696,353	7.2
	Consumer, Cyclical: 12.8%
225,000 #	1011778 BC ULC / New Red Finance, Inc., 4.375%, 01/15/28	206,719	0.2
65,000 #	Academy Ltd., 6.000%, 11/15/27	62,341	0.1
400,000 #	Adient Global Holdings Ltd., 4.875%, 08/15/26	385,580	0.3
275,000 #	Affinity Interactive, 6.875%, 12/15/27	243,776	0.2
375,000 #	Allison Transmission, Inc., 5.875%, 06/01/29	362,554	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
637,083 #	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/26	$625,825	0.5
245,000 #	Arko Corp., 5.125%, 11/15/29	201,437	0.2
400,000	Asbury Automotive Group, Inc., 4.500%, 03/01/28	365,250	0.3
180,000 #	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/29	156,150	0.1
475,000 #	Bath & Body Works, Inc., 6.625%, 10/01/30	463,706	0.4
180,000 #	Brinker International, Inc., 5.000%, 10/01/24	177,260	0.1
105,000 #	Brinker International, Inc., 8.510%, 07/15/30	103,257	0.1
300,000 #	Caesars Entertainment, Inc., 4.625%, 10/15/29	262,870	0.2
250,000 #	Caesars Entertainment, Inc., 6.250%, 07/01/25	248,284	0.2
800,000 #	Carnival Corp., 4.000%, 08/01/28	716,566	0.6
150,000 #	CCM Merger, Inc., 6.375%, 05/01/26	145,934	0.1
250,000 #	Crocs, Inc., 4.250%, 03/15/29	211,030	0.2
325,000	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/26	334,707	0.3
135,000 #	Dream Finders Homes, Inc., 8.250%, 08/15/28	137,244	0.1
195,000 #	Foot Locker, Inc., 4.000%, 10/01/29	146,946	0.1
1,700,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/27	1,544,057	1.3
300,000 #	Gap, Inc./The, 3.625%, 10/01/29	228,655	0.2
125,000 #	Golden Entertainment, Inc., 7.625%, 04/15/26	124,191	0.1
300,000 #	Installed Building Products, Inc., 5.750%, 02/01/28	282,212	0.2
365,000 #	Interface, Inc., 5.500%, 12/01/28	312,159	0.3
600,000 #	International Game Technology PLC, 6.250%, 01/15/27	594,633	0.5
195,000 #	LBM Acquisition LLC, 6.250%, 01/15/29	170,375	0.1
225,000 #	LCM Investments Holdings II LLC, 4.875%, 05/01/29	195,516	0.2
250,000 #	Lions Gate Capital Holdings LLC, 5.500%, 04/15/29	152,588	0.1
325,000	M/I Homes, Inc., 4.950%, 02/01/28	301,873	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
325,000 #	Macy’s Retail Holdings LLC, 6.125%, 03/15/32	$278,980	0.2
200,000 #	Melco Resorts Finance Ltd., 5.375%, 12/04/29	167,682	0.1
180,000	MGM Resorts International, 4.625%, 09/01/26	169,698	0.1
300,000	Murphy Oil USA, Inc., 4.750%, 09/15/29	275,403	0.2
450,000 #	NCL Corp. Ltd, 5.875%, 03/15/26	424,716	0.4
65,000 #	Ritchie Bros Holdings, Inc., 7.750%, 03/15/31	67,309	0.1
765,000 #	Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	720,565	0.6
54,000 #	Royal Caribbean Cruises Ltd., 11.500%, 06/01/25	57,078	0.0
180,000	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	178,944	0.1
250,000 #	Scientific Games International, Inc., 7.000%, 05/15/28	249,293	0.2
325,000	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 02/15/28	299,437	0.2
230,000 #	Sonic Automotive, Inc., 4.625%, 11/15/29	196,873	0.2
250,000 #	SRS Distribution, Inc., 6.125%, 07/01/29	217,614	0.2
275,000 #	Station Casinos LLC, 4.500%, 02/15/28	246,373	0.2
250,000 #	STL Holding Co. LLC, 7.500%, 02/15/26	233,989	0.2
365,000 #	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	354,150	0.3
400,000 #	Tempur Sealy International, Inc., 4.000%, 04/15/29	343,961	0.3
250,000	United Airlines Holdings, Inc., 4.875%, 01/15/25	244,135	0.2
225,000 #	Viking Cruises Ltd., 5.875%, 09/15/27	210,592	0.2
250,000 #	William Carter Co/The, 5.625%, 03/15/27	242,586	0.2
165,000 #	Williams Scotsman International, Inc., 4.625%, 08/15/28	150,711	0.1
475,000 #	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	450,025	0.4
180,000 #	ZF North America Capital, Inc., 6.875%, 04/14/28	179,596	0.2
		15,423,405	12.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 8.2%
275,000 #	Acadia Healthcare Co., Inc., 5.500%, 07/01/28	$260,796	0.2
465,000 #	ADT Security Corp./The, 4.125%, 08/01/29	406,315	0.3
180,000 #	AHP Health Partners, Inc., 5.750%, 07/15/29	154,487	0.1
675,000 #	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/28	655,723	0.5
250,000 #	Alta Equipment Group, Inc., 5.625%, 04/15/26	231,603	0.2
275,000 #	AMN Healthcare, Inc., 4.625%, 10/01/27	252,526	0.2
275,000 #	APi Escrow Corp., 4.750%, 10/15/29	249,466	0.2
165,000 #	BellRing Brands, Inc., 7.000%, 03/15/30	165,222	0.1
400,000 #	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/28	362,596	0.3
350,000 #	CHS/Community Health Systems, Inc., 5.625%, 03/15/27	308,367	0.3
315,000 #	CPI CG, Inc., 8.625%, 03/15/26	305,834	0.2
410,000 #	DaVita, Inc., 4.625%, 06/01/30	352,048	0.3
275,000	Encompass Health Corp., 4.750%, 02/01/30	250,729	0.2
275,000 #	Graham Holdings Co., 5.750%, 06/01/26	269,056	0.2
200,000 #	IQVIA, Inc., 6.500%, 05/15/30	201,320	0.2
200,000 #	Jazz Securities DAC, 4.375%, 01/15/29	179,386	0.1
225,000 #	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26	226,206	0.2
190,000 #	Legacy LifePoint Health LLC, 4.375%, 02/15/27	164,672	0.1
200,000 #	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/26	188,120	0.2
275,000 #	Medline Borrower L.P., 3.875%, 04/01/29	240,329	0.2
195,000 #	Medline Borrower L.P., 5.250%, 10/01/29	173,358	0.1
165,000 #	MPH Acquisition Holdings LLC, 5.750%, 11/01/28	123,779	0.1
195,000 #	NESCO Holdings II, Inc., 5.500%, 04/15/29	177,020	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
400,000 #	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	$341,161	0.3
125,000 #	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/29	79,841	0.1
200,000 #	Picasso Finance Sub, Inc., 6.125%, 06/15/25	198,418	0.2
475,000 #	Post Holdings, Inc., 5.500%, 12/15/29	439,828	0.4
365,000 #	Primo Water Holdings, Inc., 4.375%, 04/30/29	320,616	0.3
180,000 #	Select Medical Corp., 6.250%, 08/15/26	178,468	0.1
195,000 #	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/29	162,462	0.1
300,000 #	Spectrum Brands, Inc., 5.000%, 10/01/29	275,399	0.2
220,000 #	Teleflex, Inc., 4.250%, 06/01/28	202,544	0.2
500,000	Tenet Healthcare Corp., 4.625%, 06/15/28	460,942	0.4
365,000	Tenet Healthcare Corp., 6.125%, 10/01/28	351,895	0.3
200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/27	186,940	0.2
290,000 #	Triton Water Holdings, Inc., 6.250%, 04/01/29	246,777	0.2
140,000 #	United Natural Foods, Inc., 6.750%, 10/15/28	116,694	0.1
325,000	United Rentals North America, Inc., 5.250%, 01/15/30	309,159	0.3
200,000 #	Varex Imaging Corp., 7.875%, 10/15/27	199,945	0.2
		9,970,047	8.2
	Energy: 7.0%
425,000 #	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/27	412,299	0.3
130,000 #	Antero Resources Corp., 7.625%, 02/01/29	133,342	0.1
425,000 #	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	406,108	0.3
280,000 #	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/29	255,334	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
200,000 #	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	$178,902	0.1
240,000 #	Chord Energy Corp., 6.375%, 06/01/26	236,774	0.2
250,000 #	CNX Midstream Partners LP, 4.750%, 04/15/30	216,016	0.2
325,000 #	Colgate Energy Partners III LLC, 5.875%, 07/01/29	313,780	0.3
325,000 #	Crescent Energy Finance LLC, 7.250%, 05/01/26	320,456	0.3
425,000 #	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/27	412,658	0.3
325,000 #	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/28	302,406	0.3
445,000 #	DT Midstream, Inc., 4.125%, 06/15/29	394,701	0.3
300,000 #	Earthstone Energy Holdings LLC, 8.000%, 04/15/27	306,479	0.3
300,000 #	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/28	284,730	0.2
165,000 #	Enerflex Ltd., 9.000%, 10/15/27	164,296	0.1
500,000	EnLink Midstream LLC, 5.375%, 06/01/29	477,205	0.4
425,000 #	Hess Midstream Operations L.P., 5.125%, 06/15/28	399,059	0.3
450,000 #	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	419,027	0.3
350,000 #	Kinetik Holdings L.P., 5.875%, 06/15/30	339,369	0.3
350,000 #	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/26	335,376	0.3
400,000	Murphy Oil Corp., 6.375%, 07/15/28	400,157	0.3
180,000 #	Northern Oil and Gas, Inc., 8.750%, 06/15/31	184,098	0.2
220,000	Southwestern Energy Co., 5.375%, 02/01/29	208,949	0.2
305,000 #	SunCoke Energy, Inc., 4.875%, 06/30/29	259,820	0.2
390,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	353,085	0.3
123,750 #	Transocean Poseidon Ltd., 6.875%, 02/01/27	123,094	0.1
110,000 #	Transocean, Inc., 7.500%, 01/15/26	108,981	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
540,000 #	Venture Global LNG, Inc., 8.125%, 06/01/28	$545,208	0.5
		8,491,709	7.0
	Financial: 4.8%
275,000	Ally Financial, Inc., 5.750%, 11/20/25	266,994	0.2
140,000 #	Aretec Escrow Issuer, Inc., 7.500%, 04/01/29	125,904	0.1
195,000 #	BroadStreet Partners, Inc., 5.875%, 04/15/29	171,798	0.1
200,000 #	Burford Capital Global Finance LLC, 6.250%, 04/15/28	184,281	0.2
265,000 #	Freedom Mortgage Corp., 7.625%, 05/01/26	244,030	0.2
300,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 5.250%, 05/15/27	263,574	0.2
420,000 #	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/27	380,330	0.3
400,000 #	Midcap Financial Issuer Trust, 6.500%, 05/01/28	356,382	0.3
400,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	316,464	0.3
365,000 #	Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/28	331,167	0.3
575,000	Navient Corp., 5.000%, 03/15/27	523,724	0.4
825,000	OneMain Finance Corp., 3.500%, 01/15/27	718,699	0.6
290,000 #	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/28	268,542	0.2
325,000 #	PRA Group, Inc., 5.000%, 10/01/29	245,435	0.2
140,000 #	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/29	100,428	0.1
390,000 #	RLJ Lodging Trust L.P., 3.750%, 07/01/26	357,688	0.3
365,000 #	United Wholesale Mortgage LLC, 5.750%, 06/15/27	336,662	0.3
225,000 #	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/28	224,670	0.2
200,000 #	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/30	164,280	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
275,000 #	XHR L.P., 4.875%, 06/01/29	$238,182	0.2
		5,819,234	4.8
	Industrial: 6.9%
200,000 #(2)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/27	160,971	0.1
235,000	Ball Corp., 6.875%, 03/15/28	238,768	0.2
225,000 #	Bombardier, Inc., 7.875%, 04/15/27	224,659	0.2
200,000 #	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/26	192,196	0.2
275,000 #	Builders FirstSource, Inc., 5.000%, 03/01/30	252,870	0.2
350,000 #	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	329,838	0.3
300,000 #	Chart Industries, Inc., 7.500%, 01/01/30	307,768	0.2
225,000 #	Clean Harbors, Inc., 5.125%, 07/15/29	213,169	0.2
195,000 #	Energizer Holdings, Inc., 4.750%, 06/15/28	172,391	0.1
375,000 #	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/28	348,688	0.3
385,000 #	GFL Environmental, Inc., 4.000%, 08/01/28	344,043	0.3
275,000 #	Global Infrastructure Solutions, Inc., 5.625%, 06/01/29	231,411	0.2
300,000 #	GrafTech Finance, Inc., 4.625%, 12/15/28	235,770	0.2
175,000 #	Graham Packaging Co., Inc., 7.125%, 08/15/28	152,801	0.1
390,000 #	Imola Merger Corp., 4.750%, 05/15/29	347,050	0.3
50,000 #(2)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/26	41,332	0.0
250,000 #	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/28	225,660	0.2
190,000 #	Maxim Crane Works Holdings Capital LLC, 11.500%, 09/01/28	190,732	0.2
245,000 #	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/28	243,037	0.2
95,000 #	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/31	95,969	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
300,000 #	PGT Innovations, Inc., 4.375%, 10/01/29	$278,697	0.2
250,000 #	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29	223,980	0.2
400,000 #	Rolls-Royce PLC, 5.750%, 10/15/27	388,686	0.3
375,000 #	Sealed Air Corp., 4.000%, 12/01/27	343,554	0.3
420,000 #	Sensata Technologies BV, 4.000%, 04/15/29	369,310	0.3
650,000 #	Standard Industries, Inc./NJ, 4.750%, 01/15/28	599,303	0.5
390,000 #	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/29	365,730	0.3
450,000	TransDigm, Inc., 6.375%, 06/15/26	450,474	0.4
490,000 #	TransDigm, Inc., 6.875%, 12/15/30	493,768	0.4
275,000 #	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/28	243,403	0.2
		8,306,028	6.9
	Technology: 1.1%
220,000 #	Condor Merger Sub, Inc., 7.375%, 02/15/30	192,679	0.2
250,000 #	Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	226,181	0.2
275,000 #	Entegris Escrow Corp., 6.950%, 06/15/30	263,633	0.2
400,000 #	Open Text Holdings, Inc., 4.125%, 02/15/30	345,064	0.3
175,000 #	Rackspace Technology Global, Inc., 5.375%, 12/01/28	51,030	0.0
330,000 #	Virtusa Corp., 7.125%, 12/15/28	270,551	0.2
		1,349,138	1.1
	Utilities: 0.3%
400,000 #	Vistra Operations Co. LLC, 5.625%, 02/15/27	385,444	0.3
	Total Corporate Bonds/ Notes (Cost $63,689,972)	62,939,831	52.0

ASSET-BACKED SECURITIES: 1.4%
	Other Asset-Backed Securities: 1.4%
250,000 #	Aimco 2019-10A DR, 8.417%, (US0003M + 2.900%), 07/22/32	244,953	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 #	Bain Capital Credit CLO, Ltd. 2021 1A C, 7.571%, (TSFR3M + 2.000%), 04/18/34	$487,679	0.4
550,000 #	Benefit Street Partners CLO Ltd. 2019-19A D, 9.317%, (US0003M + 3.800%), 01/15/33	550,259	0.4
450,000 #	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 7.642%, (US0003M + 2.850%), 10/16/34	440,150	0.4
	Total Asset-Backed Securities (Cost $1,655,753)	1,723,041	1.4

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.6%
135,911 (3)(7)	24 Hour Fitness Worldwide, Inc.	815	0.0
181,068 (3)(7)	24 Hour Fitness Worldwide, Inc. - Preferred	—	0.0
16,999 (3)(7)	Avaya, Inc.	130,332	0.1
25,562 (3)(7)	Cineworld Group PLC	—	0.0
23,578 (7)	Cumulus Media, Inc. Class-A	109,402	0.1
4,081 (3)(7)	GTT Communications, Inc.	51,012	0.1
24,046 (3)	Harvey Gulf International Marine LLC	841,610	0.7
4,941 (3)(7)	iQor	4,170	0.0
41,629 (3)	Longview Power LLC	520,363	0.4
29,663 (3)(7)	Save-A-Lot, Inc. / Moran Foods	5,577	0.0
42,856 (3)(7)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
13,045 (3)(7)	Yak Access LLC Common Unit Series A	65	0.0
1,333 (3)(7)	Yak Access LLC Common Unit Series B	7	0.0
359,997 (3)(7)	Yak Access LLC Preferred Series A	233,998	0.2
405,896 (3)(7)	Yak Access LLC Preferred Series B1	4,059	0.0
5,711 (3)(7)	Yak Access LLC Preferred Series B2	57	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
	Total Equities and Other Assets (Cost $2,494,272)	$1,901,896	1.6
	Total Investments (Cost $146,211,447)	$141,996,296	117.3
	Liabilities in Excess of Other Assets	(20,894,261)	(17.3)
	Net Assets	$121,102,035	100.0

*
Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(1)
All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.

(2)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.

(5)
Senior loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.

(6)
The borrower has filed for protection in federal bankruptcy court.

(7)
Non-income producing security.

Reference Rate Abbreviations:
EUR001M
1-month EURIBOR

SOFRRATE
1-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$62,939,831	$—	$62,939,831
Equities and Other Assets	109,402	—	1,792,494	1,901,896
Senior Loans	—	75,255,016	176,512	75,431,528
Asset-Backed Securities	—	1,723,041	—	1,723,041
Total Investments, at fair value	$109,402	$139,917,888	$1,969,006	$141,996,296
Other Financial Instruments+
Forward Foreign Currency Contracts	—	665	—	665
Total Assets	$109,402	$139,918,553	$1,969,006	$141,996,961

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2023, the following forward foreign currency contracts were outstanding for Voya Credit Income Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 36,603	EUR 33,130	State Street Bank & Trust Co.	09/13/23	$665
				$665
Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
The following tables are a summary of the Fund’s derivative instruments (not accounted for as hedging instruments) categorized by primary risk exposure.
As of August 31, 2023, the fair value of derivative instruments located in the Statement of Assets and Liabilities were as follows:
Foreign exchange contracts
Assets-Derivative Instruments
Forward foreign currency contracts
Unrealized appreciation on forward foreign currency contracts	$665
Total Asset Derivatives	$665
For the period ended August 31, 2023, the effect of derivative instruments in the Statement of Operations were as follows:
Foreign exchange contracts
Net realized gain (loss) on derivatives recognized in income:
Forward foreign currency contracts	$(401)
Total	$(401)
Net change in unrealized appreciation (depreciation) on derivatives recognized in income:
Forward foreign currency contracts	$(79)
Total	$(79)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Credit Income Fund	as of August 31, 2023 (Unaudited) (continued)

The following table is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2023:
State Street Bank & Trust Co.
Assets:
Forward foreign currency contracts	$665
Total Assets	$665
Net OTC derivative instruments by counterparty, at fair value	$665
Total collateral pledged/(Received from counterparty)	$—
Net Exposure(1)	$665

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2023:
	Equities and Other Assets*	Senior Loans**	Total
Assets:
Beginning balance at February 28, 2023	$1,048,773	$—	$1,048,773
Purchases	368,518	176,512	545,030
Sales	(186,666)	—	(186,666)
Accrued discounts/(premiums)	—	—	—
Total realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)**	561,869	—	561,869
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance at August 31, 2023	$1,792,494	$176,512	$1,969,006
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of August 31, 2023***	$561,869	$—	$561,869

*
Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**
Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.

***
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at August 31, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

At August 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $146,503,780.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,947,035
Gross Unrealized Depreciation	(6,445,247)
Net Unrealized Depreciation	$(4,498,212)

See Accompanying Notes to Financial Statements

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services tollfree at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available on: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Credit Risk: Prices of the Fund’s investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as “junk” investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund’s Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund’s net asset value (“NAV”) will decrease.
Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.
Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of

ADDITIONAL INFORMATION (Unaudited) (continued)

a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Investment Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Investment Adviser an incentive to utilize leverage. The Fund is subject to certain restrictions imposed by lenders to the Fund and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”). These restrictions could impede the manager from fully managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund’s Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Sub-Adviser
Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169
Institutional Investors and Analysts
Call Voya Credit Income Fund
1-800-336-3436
Written Requests
Please mail all account inquiries and other comments to:
Voya Credit Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Custodian
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180
For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163070      (0823)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Credit Income Fund

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: November 3, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2023